Note 7 - Property and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 7. Property and Equipment

Property and equipment at December 31, 2021 and 2020 consists of the following (in thousands):

	2021	2020
Land and land improvements	$15,588	$15,150
Buildings and improvements	48,603	47,026
Machinery and equipment	7,122	5,469
Office furniture and fixtures	8,773	8,000
Vehicles	791	677
Construction in progress	1,448	1,086
	82,325	77,408
Less accumulated depreciation and amortization	(28,987)	(26,109)
Property and equipment, net	$53,338	$51,299

At December 31, 2021, the Company did not have any significant fixed contractual commitments for construction projects.